RELATED PARTY TRANSACTIONS - Detail of loans to and borrowings (Details) ₫ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	Jun. 30, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties		₫ 2,374,382
Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum		15.00%
Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum		5.70%
Short-term loans | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%
Short-term loans | Suoi Hoa Urban JSC
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%
Short-term loans | Vincom Retail Landmark Co., Ltd.
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%
Short-term loans | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Interest rate per annum	7.00%
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 5,721,225	₫ 2,374,382	[1]		$ 235,829,555
Other current liabilities	59,402,573	49,341,144	[1]		2,448,580,915
Other non-current liabilities	33,212,671	19,682,747	[1]		1,369,030,132
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	5,721,225	2,374,382		₫ 1,978,097	235,829,555
Related party | Short-term loans
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000			545,400	178,070,899
Other current liabilities	51,491,014				2,122,465,540
Related party | Short-term loans | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 4,320,000				178,070,899
Interest rate per annum	12.00%
Related party | Short-term loans | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	₫ 49,557,842				2,042,779,967
Related party | Short-term loans | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Other current liabilities	1,530,000				63,066,777
Related party | Short-term loans | Suoi Hoa Urban JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	230,000				9,480,627
Related party | Short-term loans | Vincom Retail Landmark Co., Ltd.
RELATED PARTY TRANSACTIONS
Other current liabilities	140,000				5,770,816
Related party | Short-term loans | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties				₫ 545,400
Other current liabilities	33,172				1,367,354
Interest rate per annum				9.00%
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Other current liabilities	59,402,573	49,341,144		₫ 17,325,317	2,448,580,915
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000	43,124,262			178,070,899
Other current liabilities	51,491,014	43,124,262		719,920	2,122,465,540
Related party | Short-term borrowings | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000				178,070,899
Related party | Short-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties		₫ 43,107,758
Other current liabilities	₫ 49,557,842			₫ 325,000	2,042,779,967
Interest rate per annum				9.00%
Related party | Short-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%	12.00%
Related party | Short-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	4.50%	5.70%
Related party | Short-term borrowings | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Other current liabilities	₫ 1,530,000				63,066,777
Related party | Short-term borrowings | Suoi Hoa Urban JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	230,000				9,480,627
Related party | Short-term borrowings | Vincom Retail Landmark Co., Ltd.
RELATED PARTY TRANSACTIONS
Other current liabilities	140,000				5,770,816
Related party | Short-term borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	33,172	₫ 16,504		₫ 300,000	1,367,354
Interest rate per annum		7.00%		9.00%
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Other non-current liabilities	33,212,671	₫ 19,682,747		₫ 21,918,710	1,369,030,132
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Other non-current liabilities	15,563,696	2,385,697		7,547,345	641,537,345
Related party | Long-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 15,563,696	₫ 2,385,697			$ 641,537,345
Related party | Long-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	15.00%	15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%	14.50%
Related party | Long-term borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities				₫ 7,547,345
Interest rate per annum				9.00%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).